Shareholders' equity, Share Capital and Share Premium (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Capital [Abstract]
Share capital	$ 1,093,055	$ 1,093,055	$ 1,093,055	$ 1,049,918
Issuance of shares	$ 43,137
Common Shares [Member]
Share Capital [Abstract]
Issuance of shares (in shares)	5,743,362
Number of shares issued (in shares)	512,563,532	512,563,532	512,563,532	506,820,170
Share Capital [Member]
Share Capital [Abstract]
Share capital	$ 5,126	$ 1,093,055	$ 1,093,055	$ 5,069
Issuance of shares	57
Share Premium [Member]
Share Capital [Abstract]
Share capital	1,087,929	$ 0	$ 0	$ 1,044,849
Issuance of shares	$ 43,080